Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 13, 2023	Jan. 03, 2023	Mar. 30, 2023	Dec. 31, 2022	Nov. 02, 2022	Sep. 09, 2022
Subsequent Event [Line Items]
Debt instrument, face amount					$ 63
Debt instrument, interest rate, stated percentage					3.75%
Payment of notes payable					$ (15)
LMFA Note Payable [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						$ 268	$ 700
Debt instrument, interest rate, stated percentage							15.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 3,261
Warrant to purchase shares of common stock	328,352
Payment of notes payable				$ (2,701)
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted	1,207,729
Debt instrument convertible conversion price	$ 2.7
Subsequent Event [Member] | Senior Unsecured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 9,800
Discount of senior unsecured convertible note issued	8.00%
Interest rate of senior unsecured convertible note issued	7.00%
Debt instrument, maturity date	Jun. 15, 2024
Warrants initial exercise price	$ 2.97
Warrant expiration period	5 years
Subsequent Event [Member] | LMFA Note Payable [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 100
Debt instrument, interest rate, stated percentage		7.00%
Promissory note prepayment penalty		$ 0
Loan repaid date		Mar. 24, 2023
Subsequent Event [Member] | Lmfa Notes, Lmfao Note and Maxim Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 100
Debt instrument extended maturity date	Jun. 15, 2024
Subsequent Event [Member] | License Agreement [Member]
Subsequent Event [Line Items]
Proceeds from upfront payment			$ 100